Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2021	Jan. 26, 2022
Document Information Line Items
Entity Registrant Name	EZGO Technologies Ltd.
Trading Symbol	EZGO
Document Type	20-F/A
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		13,626,891
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Annual Report on Form 20-F (this “Amendment”) amends the Annual Report on Form 20-F of EZGO Technologies Ltd. (the “Company,” “we,” and “our”) for the year ended September 30, 2021, which was originally filed with the U.S. Securities and Exchange Commission on January 27, 2022 (the “Original Filing”), and was amended by Amendment No. 1 to the Original Filing on June 24, 2022 (the “Amendment No. 1”).The Company is filing this Amendment for the purpose of disclosing certain legal and operational risks and potential impact on the Company associated with having substantially all of its operations conducted by its operating entities in China, additional legal, regulatory and enforcement risks that may apply to investments in the Company and controls and procedures as required by Item 15(b)(3) of Form 20-F. In addition, pursuant to Rule 12b-15 under the Exchange Act, the Company is filing the certifications required under the Sarbanes-Oxley Act of 2002.Except as described above or as otherwise expressly provided by the terms of this Amendment, no other changes have been made to the Original Filing and the Amendment No. 1. Except as otherwise indicated herein, this Amendment continues to speak as of the date of the Original Filing and the Amendment No. 1, as applicable, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequent to the date of the Original Filing.
Entity Central Index Key	0001806904
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39833
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Building #A, Floor 2, Changzhou Institute of Dalian University of Technology
Entity Address, Address Line Two	Science and Education Town
Entity Address, Address Line Three	Wujin District
Entity Address, City or Town	Changzhou City Jiangsu
Entity Address, Country	CN
Entity Address, Postal Zip Code	213164
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building #A, Floor 2, Changzhou Institute of Dalian University of Technology
Entity Address, Address Line Two	Science and Education Town
Entity Address, Address Line Three	Wujin District
Entity Address, City or Town	Changzhou City Jiangsu
Entity Address, Country	CN
Entity Address, Postal Zip Code	213164
Contact Personnel Name	Jianhui Ye
City Area Code	(86)
Local Phone Number	0519-83683805